Cover	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Document Information [Line Items]
Document Type	DEF 14A
Amendment Flag	false
Entity Information [Line Items]
Entity Registrant Name	GINKGO BIOWORKS HOLDINGS, INC.	GINKGO BIOWORKS HOLDINGS, INC.
Entity Central Index Key	0001830214